Document And Entity Information	Apr. 01, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 01, 2025
Current Fiscal Year End Date	--12-31
Entity Registrant Name	PACTIV EVERGREEN INC.
Entity Central Index Key	0001527508
Entity Emerging Growth Company	false
Entity File Number	001-39528
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	88-0927268
Entity Address, Address Line One	1900 W. Field Court
Entity Address, City or Town	Lake Forest
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60045
City Area Code	847
Local Phone Number	482-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value
Trading Symbol	PTVE
Security Exchange Name	NASDAQ